CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 4,090	$ 26,457
Restricted cash	352	350
Short-term bank deposit	37,609	25,104
Prepaid expenses and other current assets	579	839
Total current assets	42,630	52,750
Non-current assets
Property and equipment, net	1,751	1,793
Operating leases	1,060	1,116
Total non-current assets	2,811	2,909
Total assets	45,441	55,659
Accounts payable and accruals
Trade	952	1,050
Other	802	680
Employees and payroll accruals	1,261	1,961
Operating lease liabilities	337	350
Other current liabilities	56	0
Total current liabilities	3,408	4,041
Non-current liabilities
Royalties provision	94	132
Operating lease liabilities	627	795
Total non-current liabilities	721	927
Shareholders' equity
Share capital, Ordinary shares 48 NIS par value (18,000,000 authorized shares as of December 31, 2022 and 2021; 5,844,463 and 4,840,089 shares issued and outstanding as of December 31, 2022 and 2021, respectively)	83,664	68,787
Additional paid-in capital	84,941	90,089
Accumulated deficit	(127,293)	(108,185)
Total shareholders' equity	41,312	50,691
Total liabilities and shareholders' equity	$ 45,441	$ 55,659